UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if amendment [ ]; Amendment Number:
This Amendment (check only one):              [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name       NS Advisors, LLC
Address    274 Riverside Avenue, Westport, Connecticut 06880



Form 13F File Number:    028-13819

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name    Andrew R. Jones
Title   Managing Member
Phone   203-227-9898

Signature, Place, and Date of Signing:


/s/ Andrew R. Jones     Westport, CT      February 14, 2012
[Signature]            [City, State]             [Date]

Report Type (Check only one.):

[[Signature]] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                 FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      22
Form 13F Information Table Value Total:      113,973   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                              FORM 13F INFORMATION TABLE

             COL 1                 COL 2          COL 3     COL 4          COL 5       COL 6    COL 7                COL 8
                                                              US $    SHARES
                                                             VALUE        OR SH/ PUT/ INVSTMT   OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)   PRN AMT PRN CALL DSCRETN  MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- --------- --- ---- ------- ---------- --------- -------- -------
Aaron's Inc                    COM              2535300       9195    344641 SH       SOLE                  344641 0        0
ACI Worldwide                  COM              4498101       4863    169798 SH       SOLE                  169798 0        0
AFC Enterprises                COM              00104Q107     8807    599149 SH       SOLE                  599149 0        0
Bridgepoint Education          COM              10807M105     8479    368646 SH       SOLE                  368646 0        0
Cash America                   COM              14754D100     4102     87974 SH       SOLE                   87974 0        0
Cbeyond Inc.                   COM              149847105     3648    455425 SH       SOLE                  455425 0        0
Corrections Corp of America    COM              22025Y407     7521    369218 SH       SOLE                  369218 0        0
First Cash Fin Services        COM              31942D107     1766     50340 SH       SOLE                   50340 0        0
FNB United Corp.               COM              302519202      176     13758 SH       SOLE                   13758 0        0
Geo Group Inc                  COM              36159R103     6375    380616 SH       SOLE                  380616 0        0
Getty Realty                   COM              374297109     1653    118500 SH       SOLE                  118500 0        0
H&R Block Inc.                 COM              93671105     10388    636148 SH       SOLE                  636148 0        0
Imperial Holdings              COM              452834104     1580    840225 SH       SOLE                  840225 0        0
Infospace                      COM              45678T300     6547    595712 SH       SOLE                  595712 0        0
NBH Holdings                   COM              62875T108     2640    165000 SH       SOLE                  165000 0        0
Papa Johns International       COM              698813102     8447    224190 SH       SOLE                  224190 0        0
Rent-A-Center Inc.             COM              76009N100     6095    164723 SH       SOLE                  164723 0        0
S1 Corporation                 COM              78463B101     4113    429736 SH       SOLE                  429736 0        0
Sabra Health Care              COM              78573L106     7669    634364 SH       SOLE                  634364 0        0
State Bank Fin Corp            COM              856190103     3471    229700 SH       SOLE                  229700 0        0
Unitek Global Services         COM              91324T302     2665    588292 SH       SOLE                  588292 0        0
Valassis Communications        COM              918866104     3773    196200 SH       SOLE                  196200 0        0